Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
One Energy Enterprises Inc [Member]
Disaggregation of Revenue [Line Items]
REVENUES
6.	REVENUES
See Note 2,
Summary of Significant Accounting Policies – Revenue
Recognition
in the Company’s condensed consolidated financial statements for the year ended December 31, 2023 for information on the Company’s revenue recognition accounting policies.
Disaggregated Revenues
The following table presents the Company’s revenues disaggregated by primary revenue sources and by applicable accounting standard for the three months ended March 31, 2024 and 2023 (in whole dollars):

			Three Months Ended March 31,
	ASC	Segment	2024	2023
PPAs/REAs	ASC 606	Long Term Contracts	$254,321	$1,148,253
Sale of renewable energy credits	ASC 606	Long Term Contracts	172,915	287,737
Lease income	ASC 842	Short Term Contracts	79,825	—
Energy costs	ASC 606	Short Term Contracts	685,216	—
Construction	ASC 606	Short Term Contracts	13,748	240,455
Consulting	ASC 606	Short Term Contracts	110,331	81,037
Other	ASC 606	Short Term Contracts	75,686	13,835

Total operating revenues			$1,392,042	$1,771,317

The Project Companies entered into
20-year
PPAs and/or REAs with their respective customers, whereby they will sell all of the project’s output from the initial delivery date through their contractual end dates which expire at various dates through 2040.
Contract Assets and Contract Liabilities (Deferred Revenues)
A contract asset results when goods or services have been transferred to the customer, but payment is contingent upon a future event, other than the passage of time (
e.g.
, unbilled receivables). The Company’s contract assets as of March 31, 2024 and December 31, 2023, are disclosed on the face of the condensed consolidated balance sheet. The contract assets were assessed to have immaterial credit losses. Deferred revenues (also referred to as contract liabilities under ASC 606) are recorded when cash payments are received or due in advance of performance.
Significant changes in receivables during the three months ended March 31, 2024 and 2023, were as follows:

	March 31,
	2024	2023
Balance as at the beginning of the period	$550,420	$246,203
Net increase (decrease) during the period	(78,699)	175,403

Balance as at the end of period	$471,721	$421,606

Current	$471,721	$421,606
Non-current	$—	$—
The changes in contract assets at March 31, 2024 when compared to March 31, 2023 primarily represents the reduction in revenue as a result of the turbine failure in January 2024. Significant changes in contract assets during the three months ended March 31, 2024 and 2023, were as follows:

	March 31,
	2024	2023
Balance as at the beginning of the period	$44,048	$229,364
Net increase (decrease) during the period	(44,048)	(41,743)

Balance as at the end of period	$—	$187,621

Current	$—	$187,621
Non-current	$—	$—
Significant changes in contract liabilities during the three months ended March 31, 2024 and 2023, were as follows:

	March 31,
	2024	2023
Balance as at the beginning of the period	$28,140	$33,037
Deferred during the period	2,452	10,079
Recognized as revenue during the period	—	—

Balance as at the end of period	$30,592	$43,116

Current	$28,140	$33,037
Non-current	$2,452	$10,079
Contract Costs (Costs to Obtain a Contract)
The Company does not incur any costs to obtain a contract, nor does it incur any costs directly related to fulfilling a contract.
Remaining Performance Obligations
As referenced in Note 2,
Summary of Significant Accounting Policies – Revenue
Recognition,
of the Company’s consolidated financial statements for the year ended December 31, 2023, a primary source of the Company’s revenues are obtained through long-term PPAs/REAs which involve the delivery of power energy to customers and the related
Green-E
Eligible RECs. The Company has elected to apply the optional exemption in ASC
606-10-50-14A(b)
and omit disclosure of future remaining performance obligations for the delivery of power energy as it represents variable consideration that would be allocated entirely to unsatisfied performance obligations. As of March 31, 2024, and December 31, 2023, the aggregate transaction price allocated to the remaining performance obligation for the
Green-E
Eligible RECs is $30,592 and $28,140, respectively. The Company will recognize the remaining performance obligation as of March 31, 2024 within the next month.

7.	REVENUES
See Note 2,
Summary of Significant Accounting Policies – Revenue
Recognition
for information on the Company’s revenue recognition accounting policies.
Disaggregated Revenues
The following table presents the Company’s revenues disaggregated by primary revenue sources and by applicable accounting standard for the years ended December 31, 2023
,
and 2022 (in whole dollars):

			December 31,
	ASC	Segment	2023	2022
PPAs/REAs	ASC 606	Long Term Contracts	$3,178,526	$3,767,377
Sale of renewable energy credits	ASC 606	Long Term Contracts	946,265	623,001
Lease income	ASC 842	Short Term Contracts	92,920	333,574
Energy costs	ASC 606	Short Term Contracts	828,287	1,968,901
Construction	ASC 606	Short Term Contracts	438,633	921,393
Consulting	ASC 606	Short Term Contracts	402,244	218,878
Other	ASC 606	Short Term Contracts	122,113	88,028

Total operating revenues			$6,008,988	$7,921,152

The Project Companies entered into
20-year
PPAs and/or REAs with their respective customers, whereby they will sell all of the project’s output from the initial delivery date through their contractual end dates which expire at various dates through 2040. See Note 16,
Reportable Segments,
for the four major customers that arise from these revenue streams.

Contract Assets and Contract Liabilities (Deferred Revenues)
A contract asset results when goods or services have been transferred to the customer, but payment is contingent upon a future event, other than the passage of time (
e.g.
, unbilled receivables). The Company’s contract assets as of December 31, 2023, and 2022, are disclosed on the face of the consolidated balance sheet. The contract assets were assessed to have immaterial credit losses. Deferred revenues (also referred to as contract liabilities under ASC 606) are recorded when cash payments are received or due in advance of performance.
Significant changes in receivables during the years ended December 31, 2023, and 2022, were as follows:

	December 31,
	2023	2022
Balance as at the beginning of the year	$246,203	$291,716
Net increase (decrease) during the year	304,217	(45,513)

Balance as at the end of year	$550,420	$246,203

Current	$550,420	$246,203
Non-current	$—	$—
The change in contract assets at December 31, 2023 when compared to December 31, 2022 primarily represents the completion of construction projects by OES during the year ended December 31, 2023. Significant changes in contract assets during the years ended December 31, 2023, and 2022, were as follows:

	December 31,
	2023	2022
Balance at the beginning of the year	$229,364	$116,530
Net (decrease) increase during the year	(185,316)	112,834

Balance at the end of year	$44,048	$229,364

Current	$44,048	$229,364
Non-current	$—	$—
Significant changes in contract liabilities during the years ended December 31, 2023, and 2022, were as follows:

	December 31,
	2023	2022
Balance at the beginning of the year	$33,037	$28,823
Deferred during the year	28,140	33,037
Recognized as revenue during the year	(33,037)	(28,823)

Balance at the end of year	$28,140	$33,037

Current	$28,140	$33,037
Non-current	$—	$—
Contract Costs (Costs to Obtain a Contract)
The Company does not incur any costs to obtain a contract, nor does it incur any costs directly related to fulfilling a contract.
Remaining Performance Obligations
As referenced in Note 2,
Summary of Significant Accounting Policies – Revenue
Recognition
, a primary source of the Company’s revenues are obtained through long-term PPAs/REAs which involve the delivery of power energy to customers and the related Green-E Eligible
RECs
.

The Company has elected to apply the optional exemption in ASC 606-10-50-14A(b) and omit disclosure of future remaining performance obligations for the delivery of power energy as it represents variable consideration that would be allocated entirely to unsatisfied performance obligations. As of December 31, 2023, and 2022, the aggregate transaction price allocated to the remaining performance obligation for the
Green-E
Eligible RECs is
$
28,140
and $
33,037
,
respectively. The Company will recognize the remaining performance obligation as of December 31, 2023, over the next three to four months.